Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Total revenue						$ 45
Revenue, Product and Service [Extensible Enumeration]					Service [Member]	Service [Member]
OPERATING EXPENSES
Cost of revenues						$ (14)
Research and development	(2,153)	(3,251)	(7,063)	(9,050)	(13,008)	(7,257)
General and administrative	(3,073)	(3,970)	(10,687)	(10,122)	(15,984)	(15,902)
Total operating expense	(5,226)	(7,221)	(17,750)	(19,172)	(28,992)	(23,173)
Loss from operations	(5,226)	(7,221)	(17,750)	(19,172)	(28,992)	(23,128)
OTHER INCOME (EXPENSES), NET
Series B convertible preferred stock financing costs – related party				(2,680)	(2,680)
Grant income		693	181	2,273	2,885
Other income (expense), net	8	(8)	1	(29)	(51)	(5)
Total other income (expenses), net	156	5,208	(300)	(1,796)	(208)	(2,288)
LOSS BEFORE INCOME TAXES	(5,070)	(2,013)	(18,050)	(20,968)	(29,200)	(25,416)
Income tax provision	1	(11)	(11)	(19)	(16)	(11)
NET LOSS	(5,069)	(2,024)	(18,061)	(20,987)	$ (29,216)	$ (25,427)
Net loss attributable to noncontrolling interest	(15)		(15)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	(5,054)	(2,024)	(18,046)	(20,987)
Deemed dividend on warrants			(1,671)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (5,054)	$ (2,024)	$ (19,717)	$ (20,987)
Net loss per share; basic	$ (0.65)	$ (1.41)	$ (3.54)	$ (19.80)
Net loss per share; diluted	$ (0.65)	$ (1.41)	$ (3.54)	$ (19.80)	$ 17.33	$ 29.90
Weighted average common shares outstanding; basic	7,824	1,431	5,577	1,060
Weighted average common shares outstanding; diluted	7,824	1,431	5,577	1,060	1,686	850
Nonrelated Party [Member]
OTHER INCOME (EXPENSES), NET
Interest expense	$ (98)	$ (101)	$ (304)	$ (266)	$ (329)	$ (42)
Change in fair value of debt, other liabilities, and derivatives – related party	352	845	240	(1,255)	(200)	(1,887)
Debt extinguishment – related party		(139)		(139)	(139)
Related Party [Member]
OTHER INCOME (EXPENSES), NET
Interest expense	(134)	(223)	(454)	(581)	(740)	(116)
Change in fair value of debt, other liabilities, and derivatives – related party	28	4,473	36	1,213	1,378	(238)
Debt extinguishment – related party		$ (332)		$ (332)	$ (332)